Net Loss Per Share - Outstanding Common Stock Equivalents Considered Antidilutive Excluded From Computation of Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	84,391,917	40,841,379	46,097,615
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	0	12,099,120
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	22,314,778	3,635,180	3,087,307
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	51,735,883	37,206,199	30,911,188
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	341,256
Earnout shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,000,000